Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer
Financing Receivable, Impaired [Line Items]
Accounts receivable | $	$ 13,291	$ 16,752
Uncertain tax position | $	$ 0	$ 0
Sales Revenue Net Member | Customer Concentration Risk Member
Financing Receivable, Impaired [Line Items]
Number of major customers	4	2
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 32% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	32.00%
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 27% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	27.00%
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 14% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	14.00%
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 12% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	12.00%
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 70% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage		70.00%
Sales Revenue Net Member | Customer Concentration Risk Member | Revenue Generated from Customer, 30% [Member]
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage		30.00%
Accounts Receivable Member | Customer Concentration Risk Member | Three Customer Member
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage		100.00%
Number of major customers		3
Accounts Receivable Member | Customer Concentration Risk Member | Two Customer Member
Financing Receivable, Impaired [Line Items]
Concentration Risk, Percentage	100.00%
Number of major customers	2